CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)		$ (140.8)	$ (314.0)	$ (369.6)
Other comprehensive income (loss), net of tax:
Foreign currency translation		(10.3)	(90.6)	142.1
Pension	[1]	(13.4)	(1.1)	1.9
Comprehensive (loss) income		$ (164.5)	$ (405.7)	$ (225.6)

[1]	Net of income taxes of $0.1, $0.0, and $0.0 for the years ended December 31, 2019, 2018 and 2017, respectively.